SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 15:-      SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2016, 2017 and 2018 and long-lived assets as of December 31, 2017 and 2018:

Revenues:

	Year ended December 31,
	2016	2017	2018

North America (*)	$147,209	$220,124	$316,446
Europe	77,465	110,419	159,768
Latin America	25,904	36,816	46,232
Asia and others	39,524	58,277	81,258

	$290,103	$425,636	$603,704

(*) Include revenue from USA in amount of 131,796, 192,153 and 278,784 for 2016, 2017 and 2018 respectively.

Long-lived assets:

	December 31,
	2017	2018

Israel	$12,326	$17,581
Europe	613	699
North America	3,262	3,667

	$16,201	$21,947